Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Summary of accounts payable

		As of December 31,
	Note	2020	2021
		HK$	HK$
Clients’ payables	(i)	138,747	146,917
Payables to clearing house and brokers	(i)	1,311,748	8,590,241
Clients’ monies held on trust (Note 15)		200,535,707	146,283,760

		201,986,202	155,020,918

Note:

(i)
As of December 31, 2020 and 2021, payables to clearing house and brokers and clients’ payable arising from assets management business are repayable 2 days after trade date or at pre-agreed
specified terms.

Summary of aging analysis of accounts payable
An aging analysis of the accounts payable as of the end of the reporting period is as follows:

	As of December 31,
	2020	2021
	HK$	HK$
Within 1 month	1,450,495	155,020,918
Repayable on demand	200,535,707	—

	201,986,202	155,020,918